Acquisition of TruPet LLC and Bona Vida, Inc. (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Acquisition of TruPet LLC and Bona Vida, Inc. [Abstract]
Assets and Liabilities Acquired
On May 6, 2019, the fair value of the following assets and liabilities were acquired:

Dollars in thousands	Better Choice Company	Bona Vida	Total
Assets
Current Assets
Cash and cash equivalents	$1,546	$384	$1,930
Restricted cash		25	25
Accounts receivable		30	30
Intercompany receivables	6,161	38	6,199
Inventories		193	193
Prepaid expenses and other current assets	52	347	399
Total Current Assets	7,759	1,017	8,776
Intangible assets, net of amortization	986		986
Other assets		74	74
Total Assets	$8,745	$1,091	$9,836

Liabilities and Redeemable Preferred Stock
Current Liabilities
Warrant derivative liability	$2,111	$-	$2,111
Accounts payable & accrued liabilities	2,071	69	2,140
Long term debt, current portion	6,200		6,200
Total Current Liabilities	$10,382	$69	$10,451
Total Liabilities	$10,382	$69	$10,451

Redeemable Series E Preferred Stock	$20,059	$-	$20,059